Application Of New and Revised International Financial Reporting Standards ("IFRS")	12 Months Ended
Jun. 30, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Application of New and Revised International Financial Reporting Standards (IFRS)	Application Of New and Revised International Financial Reporting Standards (“IFRS”)
There are no new standards and amendments that have been applied for the first time in the Group’s annual reporting period commencing 1 July 2021.
The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
New and amended accounting standards that have been issued but are not yet effective
    The following new or amended standards and interpretations are applicable in future periods but are not expected to have a significant impact on the Group’s consolidated financial statements and related disclosures.
Effective for annual periods beginning on or after January 2022:
•Amendments to Annual Improvements to IFRS Standards 2018-2020
•Amendments to IFRS 3: Business Combinations
•Amendments to IAS 16: Property, Plant and Equipment
•Amendments to IAS 37: Provisions, Contingent Liabilities and Contingent Assets
    Effective for annual periods beginning on or after January 2023:
•IFRS 17 - Insurance Contracts
•Amendments to IAS 1: Presentation of Financial Statements: Classification of Liabilities as Current or Non-current
•Amendments to IAS 1: Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies
•Amendments to IAS 8: Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates
•Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction